Debt	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Debt [Abstract]
Debt
14	Debt

The components of long term and short term debt were as follows:

(In USD)

As at	December 31, 2023	March 31, 2023
Current
Non-convertible debentures
7.7% Debentures	$361,817	$454,969
Term loans
- from non-banking financial companies (NBFCs)	1,269,251	960,892
- from related parties (NBFCs)	922,300	1,054,887
	2,553,368	2,470,748

Non current
Term loans
- from non-banking financial companies (NBFCs)	$1,865,032	$3,039,200
	1,865,032	3,039,200

Total maturity as of December 31, 2023 is as follows:

Year ending March 31,
2024 (January 1, 2024 till March 31, 2024)	$2,030,936
2025	654,744
2026	488,297
2027	903,093
2028	341,330
$4,418,400

Non-convertible debentures

(a)	10% Series A, B and C

The terms and conditions of the debentures have remain unchanged since the year ended March 31, 2022. The debentures were to be fully repaid by July 2022 as per the restructured terms agreed on May 2021. However, the Company had sought a further extension in May 2022 basis which these were fully repaid on October 20, 2022. This change has been accounted for as a debt modification.

The Company has recorded an interest expense amounting to $NIL and $81,533 for the three and nine months period ended December 31, 2022.

(b)	7.7% Debenture

The Company has recorded an interest expense amounting to $9,523 and $31,609 for the three and nine months period ended December 31, 2023 respectively, and $15,043 and $51,612 for the three and nine months ended December 31, 2022 respectively.

(c)	Term loans from NBFCs

The terms and conditions of the loans taken from NBFC’s remain unchanged since the year ended March 31, 2023. The Company has recorded an interest expense amounting to $100,243 and $294,872 for the three and nine months period ended December 31, 2023 respectively, and $97,222 and $453,927 for the three and nine months ended December 31, 2022 respectively.

As of December 31, 2023, the Company continues to default on Equated monthly installment (“EMI”) for October, November and December 2023 owed to Kotak Mahindra Finance (Lender). The outstanding balance as of December 31, 2023 is $372,645 (including $73,652 for defaulted EMI). As per the restructuring agreement, in case of any default by the Company (Borrower), the Lender may issue Loan Recall notice thereafter the outstanding loan amount shall become payable immediately with penal interest of 1% per month. The Company had subsequently made the EMI payment for the month of October 2023 and is not in receipt of any such notice till date. The outstanding amount of borrowing is classified under current liabilities in the Condensed Consolidated balance sheet.

The Company has defaulted on EMI for the month of December 2023 owed to Tata Motors Finance Limited and Orix Leasing and Financial Services India Limited for an amount of $52,427, $26,866, respectively. As per the restructuring agreement, in case of default on payment, interest charge of 36% pa. on overdue amount and 15% pa. on the outstanding amount shall be levied by Tata Motors Finance Limited and Orix Leasing and Financial Services India Limited, respectively.

The Company has defaulted on EMI for the month of December 2023 owed to Blacksoil Capital Private Limited and Jain and Sons Services Limited for an amount of $14,291 and $9,675 respectively.

The Company has recorded a penal interest expense amounting to $5,157 for the three and nine months period ended December 31, 2023 respectively.

Subsequently the Company has remedied the default by paying EMI overdue for Blacksoil Capital Private Limited and Tata Motors Finance Limited as of December 31, 2023.

14	Debt

The components of long term and short term debt were as follows:

(In USD) As at	March 31, 2023	March 31, 2022
Current
Non-convertible debentures
10% Series A	$—	$881,917
10% Series B	—	423,320
10% Series C	—	564,267
7.7% Debentures	454,969	171,629
Term loans
– from banks	—	102,766
– from non-banking financial companies (NBFCs)	960,892	1,758,284
– from related parties (NBFCs)	1,054,887	842,707
	2,470,748	4,744,890
Non current
Non-convertible debentures
7.7% Debentures	$—	$461,485
Term loans
– from banks	—	79,275
– from non-banking financial companies (NBFCs)	3,039,200	5,185,292
– from related parties (NBFCs)	—	1,777,612
	3,039,200	7,503,664
Total maturity for the year ending on March 31,
2024		$2,470,747
2025		982,836
2026		634,390
2027		1,042,901
2028		379,074
		$5,509,948

Non-convertible debentures

(a)	10% Series A, B and C

The Company had issued 14.5% non-convertible debentures to Trifecta Venture Debt Fund I for a period of 30 months from the date of issuance of the Series A (May 17, 2018), Series B (October 12, 2018) and Series C (March 08, 2019) debentures. The debentures are secured by way of transferring following in favor of the Debenture trustee:

1)   Exclusive first charge over the Company’s hypothecated property, and

2)   Unconditional and irrevocable corporate guarantee of Zoomcar, Inc. Hypothecated property includes accounts receivables, other receivables, outstanding moneys, claims, demands, bills, contracts, stocks of raw materials, finished and semi-finished goods, movable plant and machinery, equipment, computers, appliances, furniture, product(s), machinery spares and stores, tools and accessories, whether or not installed, excluding vehicles; all of Company’s books and records.

In May 2021, the Company completed negotiations and received concession from the debenture trustee. Under the revised terms, the Company has received an extension period of fourteen (14) months to repay the outstanding amounts at an effective interest rate of 10% per annum. These debentures under the original terms were repayable on March 31, 2021 carrying a coupon rate of 14.3% per annum. Company has further taken an extension in May 2022 basis which these were fully repaid on October 20, 2022. Undiscounted future cash flows post such concession are greater than the carrying amount and therefore no gain has been recognized on account of troubled debt restructurings.

The Company has recorded an interest expense amounting to $80,891 and $268,008 for the year ended March 31, 2023 and March 31, 2022.

(b)	7.7% Debenture

The Company had issued Non Convertible Debentures to Blacksoil Capital Private Limited for a period of 36 months from the date of allotment i.e. April 16, 2019. The original issue of debentures was at a variable interest rate of MCLR + 2%, with MCLR at the date of signing being 12%. The debentures are secured against:

1)   First and exclusive charge on 100% assets purchased using the loans,

2)   Post-dated cheques from Company, and

3)   Personal guarantee of Mr. Gregory B Moran (CEO of the Company).

In February 2021, the Company restructured the debt with the lender with a coupon rate of 10%. The effective interest rate pursuant to the restructuring is 7.7% per annum. The Company also received temporary moratorium till December 30, 2021 along with extension in maturity term by twenty eight (28) months starting from 31 October 2021.

The Company has recorded an interest expense amounting to $65,047 and $85,858 for the year ended March 31, 2023 and March 31, 2022.

Term loans from banks

The loans outstanding as on 31 March 2022 represent dues from IndusInd Bank which carried rate of interest of 9.09% per annum. This loan was restructured in April 2021 post which, as per the revised terms, the loan was repayable in monthly instalments aggregating to $220,365 in 2021-22, $104,712 in 2022-23, $107,397 in 2023-24 and balance by June 2024 amounting to $127,292. The Company based on available proceeds from sale of vehicles made periodic prepayments of scheduled instalments. Subsequently, the loan was fully paid-off in June 2022.

As at 1 April 2021, the Company had term loans from IndusInd Bank, ICICI Bank and Yes Bank. These loans were repayable in 9-13 monthly instalments, each ranging from $16,299 to $232,476 along with interest. In December 2021, Company engaged with ICICI Bank and Yes Bank for debt restructuring which resulted in one-time settlement of the term loans with significant principal reductions.

The above troubled debt restructurings led to a gain of $4,211,559 ($0.25 per share) for the year ended 31 March 2022 which has been presented in the consolidated income statement.

These loans were procured to finance the purchase of vehicles and therefore are secured against vehicles purchased from the loan.

The Company has recorded an interest expense amounting to $2,549 and $483,876 for the year ended March 31, 2023 and March 31, 2022.

Term loans from NBFCs

Includes loans outstanding as at March 31, 2023 and March 31, 2022 of $50,54,979 and $9,563,895. The Company entered into debt restructuring with certain NBFCs during the period ended March 31, 2022 which resulted in the revision of repayment schedules. The revised rate of interest ranges between 2% – 14.50% per annum. These loans were repayable in 36-118 monthly instalments after restructuring.

In the month of June 2021 there has been a restructuring agreement entered between the group and BMW India Financial Service wherein the outstanding amounts has been settled on revised payment schedule by December 2021.

In the month of July 2021, the group has entered into a restructuring agreement with Toyota Financial Services and Ford Credit India Pvt Ltd. for one time settlement of the loans outstanding against these financiers wherein the outstanding amounts has been settled on revised payment schedule by July 2021.

In the month of December 2021 there has been a restructuring agreement entered between the group and Hero Fincorp Ltd. wherein as per the revised terms the debt has been settled in 2 tranches by December 2021

All of the above troubled debt restructurings led to a gain of $3,162,647 ($0.19 per share) for the year ended March 31, 2022 which has been presented in the consolidated income statement.

In the month of August 2021 there has been a restructuring agreement entered between the group and Volkswagen Finance wherein as per the revised terms the debt has been restructured in the form of upfront payment and revised repayment schedules. The repayment of sustainable debt starts from 30 December 2020 to 30 June 2023 and thereafter the unsustainable debt starting from 31 July 2023 to 31 August 2027. One time settlement payment shall be based on the liquidation of proceeds collected from sale of secured assets on completion of their useful life on or before 30 June 2023.

The Company has recorded an interest expense amounting to $536,567 and $1,030,040 for the year ended March 31, 2023 and March 31, 2022.